Offerings - Offering: 1	Oct. 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 24,025,652
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,090.23
Offering Note